Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following is a reconciliation of basic and diluted earnings per share from continuing operations for the respective years:

In millions, except per share amounts	2015	2014	2013
Numerator for earnings per share calculation:
Income from continuing operations attributable to common stockholders(1)	$5,202	$4,626	$4,600
Denominator for earnings per share calculation:
Weighted average shares, basic	1,118	1,161	1,217
Effect of dilutive securities	8	8	9
Weighted average shares, diluted	1,126	1,169	1,226

Earnings per share from continuing operations:
Basic	$4.65	$3.98	$3.78
Diluted	$4.62	$3.96	$3.75

(1)	Comprised of income from continuing operations less amounts allocable to participating securities of $27 million and $19 million for the years ended December 31, 2015 and 2014, respectively.